Basis of Preparation of the Consolidated Financial Statements - Detailed Information About Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2021
Buildings and other constructions [Member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Estimated useful life of the assets	50
Furniture, fixtures and installations [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Estimated useful life of the assets	10
Selling equipment [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Estimated useful life of the assets	10
Other Property [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Estimated useful life of the assets	10
Bottom of range [member] | Refinery equipment and petrochemical plants [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Estimated useful life of the assets	20-25
Bottom of range [member] | Infrastructure for Natural Gas Distribution [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Estimated useful life of the assets	20-50
Bottom of range [member] | Transportation equipment [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Estimated useful life of the assets	5-25